SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

07-02    GF     6000     7.0333       8.37	       Weeden & Co.
07-05   " "     5800     6.9767       7.98              " "
07-06   " "     6000     6.7833       7.70              " "
07-09   " "     6000     6.6592       7.70		  " "
07-10   " "     5800     6.7469       7.80              " "
07-11   " "     6000     6.4640       7.71              " "
07-12   " "     5900     6.4853       7.75              " "
07-13   " "     5800     6.4972       7.80              " "
07-16   " "     6000     6.4550       7.69              " "
07-17   " "     5800     6.3241       7.56              " "
07-18   " "     5900     6.2851       7.58              " "
07-19   " "     4000     6.3050       7.75              " "
07-20   " "     4500     6.2649       7.70              " "
07-23   " "     6000     6.3043       7.55              " "
07-24   " "     5800     6.2384       7.62              " "
07-25   " "     6000     6.2400       7.63              " "
07-26   " "     5900     6.2773       7.74              " "
07-27   " "     5800     6.3598       7.92              " "
07-30   " "     4600     6.5287       7.90              " "
07-31   " "     6000     6.5627       7.98              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          08/01/01